Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 10,845	$ 138,795
Debt instruments	2,427,879	2,446,212
Total	2,438,724	2,585,007
Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	10,845	138,795
Debt instruments	2,427,879	2,446,212
Total	2,438,724	2,585,007
Level 2 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Total	0	0
Level 3 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Total	$ 0	$ 0